Licensing - Additional Information (Detail) - Licensing Agreements - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2004	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Licenses Agreements [Line Items]
Common Stock granted in exchange for licensing	33,652
Milestone description			ViewRay Technologies, Inc. met all of the product development and commercialization milestones at December 31, 2013 and started to make quarterly royalty payments in 2014.
Percentage of royalty payment based on net sale			1.00%
Cost of Sales
Licenses Agreements [Line Items]
Royalty Expense			$ 102,000	$ 137,000	$ 26,000
General and Administrative
Licenses Agreements [Line Items]
Royalty Expense			$ 49,000	$ 63,000
Minimum
Licenses Agreements [Line Items]
Quarterly royalty payment		$ 50,000